Provisions	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Provisions
26. Provisions
Current and
non-current
provisions changed as follows:

in € thousand	Jan. 1, 2021	Utilization	Reversals	Additions	Dec. 31, 2021
Litigation	1,005	22	200	0	783
Asset retirement obligations	164	0	0	42	206
Onerous contracts	0	0	0	240	240
Other	8	0	6	3	5
Total	1,177	22	206	285	1,234

	thereof non-current
Asset retirement obligations	164	0	0	42	206
Other	8	0	6	3	5
Total	172	0	6	45	211